================================================================================


                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

================================================================================

                         CENTRAL SECURITIES CORPORATION

 (Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                              Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA


                                            Per Share of Common Stock
                                      ------------------------------------
              Total      Convertible   Net       Net                       Net realized   Unrealized
               net       Preference   asset  investment   Divi-   Distribu- investment   appreciation
 Year        assets       Stock(A)    value   income(B) dends(C)  tions(C)     gain     of investments
 ----        ------      ---------    -----  ---------- --------  -------- ------------ --------------
1991      $131,639,511  $10,022,100  $11.87                                               $43,465,583
1992       165,599,864   10,019,000   14.33    $.12       $.20     $ .66     $8,304,369    70,586,429
1993       218,868,360    9,960,900   17.90     .14        .18      1.42     16,407,909   111,304,454
1994       226,639,144    9,687,575   17.60     .23        .22      1.39     16,339,601   109,278,788
1995       292,547,559    9,488,350   21.74     .31        .33      1.60     20,112,563   162,016,798
1996       356,685,785    9,102,050   25.64     .27        .28      1.37     18,154,136   214,721,981
1997       434,423,053    9,040,850   29.97     .24        .34      2.08     30,133,125   273,760,444
1998       476,463,575    8,986,125   31.43     .29        .29      1.65     22,908,091   301,750,135
1999       590,655,679           --   35.05     .26        .26      2.34     43,205,449   394,282,360
2000       596,289,086           --   32.94     .32        .32      4.03     65,921,671   363,263,634
2001       539,839,060           --   28.54     .18        .22      1.58*    13,662,612   304,887,640
6 mos. to
June 30,   450,557,971           --   23.97     .09        .10        --     24,051,213   194,490,838
2002**

-----------
A  - At liquidation preference.
B  - Excluding gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.
C  - Computed  on  the  basis  of  the  Corporation's  status  as a  "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.
 *   Includes a non-taxable  return of capital of $.55.
**   Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 28, 2002 (the last trading day of the six-month period), the market quotations were as follows:


     Common Stock ..............................  $21.00 low, $21.25 high and $21.19 last sale


                                      [2]

To the Stockholders of
      CENTRAL SECURITIES CORPORATION:

      Financial statements for the six months ended June 30, 2002 reviewed by our independent accountants and other pertinent information are submitted herewith.

      Comparative net assets are as follows:

                                                               June 30,
                                                                 2002         December 31,
                                                              (Unaudited)         2001
                                                              -----------         ----
Net assets ................................................   $450,557,971    $539,839,060
Net assets per share of Common Stock ......................          23.97           28.54
    Shares of Common Stock outstanding ....................     18,799,499      18,914,599

      Comparative operating results are as follows:

                                                                Six months ended June 30,
                                                              -----------------------------
                                                                 2002             2001
                                                              (Unaudited)      (Unaudited)
                                                              -----------      ----------
Net investment income .....................................    $ 1,724,727     $ 2,267,409
    Per share of Common Stock .............................            .09*            .13*
Net realized gain on sale of investments ..................     24,051,213       8,771,659
Decrease in net unrealized appreciation of investments ....   (110,396,802)    (12,989,643)
Decrease in net assets resulting from operations ..........    (84,620,862)     (1,950,575)

----------
* Per-share data are based on the average number of Common shares outstanding.

      A dividend of $.10 per share was paid on June 21, 2002 to holders of Common Stock. Stockholders will be sent a notice concerning the taxability of all 2002 distributions in January 2003.

      During the first six months of 2002 the Corporation repurchased 115,100 shares of its Common Stock at an average price per share of $24.13. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                           CENTRAL SECURITIES CORPORATION

                                              WILMOT H. KIDD, President
375 Park Avenue
New York, NY 10152
July 24, 2002


                                      [3]

                             TEN LARGEST INVESTMENTS
                                  June 30, 2002
                                   (Unaudited)

                                                             % of     Year First
                                         Cost     Value    Net Assets  Acquired
                                         ----     -----    ----------  --------
                                           (millions)
The Plymouth Rock Company, Inc. ......  $ 2.2     $48.2      10.7%      1982
Capital One Financial Corporation ....    2.5      31.1       6.9       1994
American Management Systems, Inc. ....   20.8      28.7       6.4       1984
Murphy Oil Corporation ...............    7.0      20.6       4.6       1976
Intel Corporation ....................     .5      20.5       4.5       1986
The Bank of New York Company, Inc. ...    4.0      20.3       4.5       1993
Household International, Inc. ........    3.0      19.9       4.4       1992
Brady Corporation ....................    2.6      19.6       4.4       1984
PolyOne Corporation ..................   16.0      18.0       4.0       1992
Analog Devices, Inc. .................     .7      17.8       4.0       1990

                           PRINCIPAL PORTFOLIO CHANGES
                            April 1 to June 30, 2002
                                   (Unaudited)
                    (Common Stock unless specified otherwise)

                                                      Number of Shares
                                          ------------------------------------
                                                                        Held
                                                                      June 30,
                                          Purchased       Sold          2002
                                          ---------       ----          ----
Accenture Ltd. .........................   170,000                     270,000
Analog Devices, Inc. ...................                  10,000       600,000
ArvinMeritor, Inc. .....................                 130,000       300,000
Arch Capital Group Ltd. ................   135,000                     200,000
Capital One Financial Corporation ......                  20,000       510,000
Convergys Corporation ..................    70,000                     770,000
Everest Re Group Ltd. ..................    20,000                      20,000
Genuity Inc. ...........................    60,000**   3,230,000*      230,000
Impath Inc. ............................    60,000                     410,000
Kerr-McGee Corporation .................    60,000                     210,000
Merck & Co., Inc. ......................   100,000                     100,000
Murphy Oil Corporation .................                  50,000       250,000
PartnerRe Ltd. .........................    50,000                      50,000
Peerless Systems Corporation ...........                 150,000       200,000
ProBusiness Services, Inc. .............    20,000                     180,000
SunGard Data Systems Inc. ..............                  10,000       590,000
U.S. Treasury Note 3.00% due 1/31/04 ...             $21,852,000            --
Vical Incorporated .....................    50,000                     150,000
Wind River Systems, Inc. ...............   200,000                     500,000
-----------
 * Reverse stock split.
** Post-reverse stock split.


                                      [4]

                      STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2002
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $190,199,974) (Note 1) ...............................  $336,214,220
        Securities of affiliated companies (cost $3,462,486)
          (Notes 1, 5 and 6) .........................................    51,939,078
        Short-term investments (cost $62,339,901) ....................    62,339,901    $450,493,199
                                                                        ------------
    Cash, receivables and other assets:
        Cash .........................................................        35,534
        Dividends receivable .........................................       203,200
        Office equipment, net ........................................        36,869
        Other assets .................................................        39,270         314,873
                                                                        ------------    ------------
            Total Assets .............................................                   450,808,072
LIABILITIES:
    Payable for securities purchased .................................       105,300
    Accrued expenses and reserves ....................................       144,801
                                                                        ------------
            Total Liabilities ........................................                       250,101
                                                                                        ------------
NET ASSETS ...........................................................                  $450,557,971
                                                                                        ============
NET ASSETS are represented by:
    Common Stock at par value, $1.00 per share, authorized
      30,000,000 shares; issued 19,178,295 (Note 2) ..................                   $19,178,295
    Surplus:
        Paid-in ......................................................  $222,729,261
        Undistributed net gain on sales of investments ...............    23,956,783
        Undistributed net investment income ..........................       (63,294)    246,622,750
                                                                        ------------
    Net unrealized appreciation of investments .......................                   194,490,838
    Treasury stock, at cost (378,796 shares of Common Stock)
      (Note 2) .......................................................                    (9,733,912)
                                                                                        ------------
NET ASSETS ...........................................................                  $450,557,971
                                                                                        ============
NET ASSET VALUE PER COMMON SHARE .....................................                     $23.97
                                                                                           ======

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                      [5]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2002
                                   (Unaudited)

INVESTMENT INCOME
Income:
    Dividends ...................................... $ 1,969,752
    Interest .......................................     733,757     $2,703,509
                                                     -----------
Expenses:
    Administration and operations ..................     265,375
    Investment research ............................     233,876
    Rent and utilities .............................      89,093
    Franchise and miscellaneous taxes ..............      70,952
    Listing, software and sundry fees ..............      55,581
    Directors' fees ................................      48,000
    Insurance ......................................      43,702
    Legal, auditing and tax fees ...................      29,815
    Stationery, supplies, printing and postage .....      29,605
    Publications ...................................      23,082
    Transfer agent and registrar fees and expenses .      20,426
    Custodian fees .................................      15,455
    Travel and telephone ...........................      11,819
    Employees' retirement plans ....................       7,600
    Miscellaneous ..................................      34,401        978,782
                                                     -----------    ------------
Net investment income ..............................                  1,724,727

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain from security transactions .......  24,051,213
Net decrease in unrealized appreciation of
  investments ......................................(110,396,802)
                                                     -----------
    Net loss on investments ........................                (86,345,589)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................               ($84,620,862)
                                                                    ===========
                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [6]

                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2002
                      and the year ended December 31, 2001

                                                                     Six months
                                                                        ended
                                                                      June 30,        Year ended
                                                                        2002         December 31,
                                                                     (Unaudited)         2001
                                                                      ---------          ----
FROM OPERATIONS:
    Net investment income ......................................   $   1,724,727    $   3,335,304
    Net realized gain on investments ...........................      24,051,213       13,662,612
        Net decrease in unrealized appreciation
          of investments .......................................    (110,396,802)     (58,375,994)
                                                                   -------------    -------------
        Decrease in net assets resulting
          from operations ......................................     (84,620,862)     (41,378,078)
                                                                   -------------    -------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income ......................................      (1,882,451)      (3,956,197)
    Net realized gain from investment transactions .............              --      (18,650,364)
    Return of capital ..........................................              --        9,911,422
                                                                   -------------    -------------
        Decrease in net assets from distributions ..............      (1,882,451)     (32,517,983)
                                                                   -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock ....              --       18,466,903
    Cost of shares of Common Stock repurchased .................      (2,777,776)      (1,020,808)
                                                                   -------------    -------------
        Increase (decrease) in net assets from capital
          share transactions ...................................      (2,777,776)      17,446,035
                                                                   -------------    -------------
            Total decrease in net assets .......................     (89,281,089)     (56,450,026)
NET ASSETS:
    Beginning of period ........................................     539,839,060      596,289,086
                                                                   -------------    -------------
    End of period (including undistributed net investment income
      of ($63,294) and $0, respectively) .......................   $ 450,557,971    $ 539,839,060
                                                                   =============    =============

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [7]

                            STATEMENT OF INVESTMENTS

                                  June 30, 2002
                                   (Unaudited)

                          PORTFOLIO SECURITIES (86.2%)
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

  Prin. Amt.
  or Shares                                                          Value
  ----------                                                         -----
               Banking and Finance 18.4%
    600,000     The Bank of New York Company, Inc. ............  $ 20,250,000
    510,000     Capital One Financial Corporation .............    31,135,500
    400,000     Household International, Inc. .................    19,880,000
    300,000     Wachovia Corporation ..........................    11,454,000
                                                                 ------------
                                                                   82,719,500
                                                                 ------------
               Business Services 0.6%
    180,000     ProBusiness Services, Inc.(a) .................     2,622,420
                                                                 ------------
               Chemicals 6.7%
  1,600,000     PolyOne Corporation ...........................    18,000,000
    300,000     Rohm and Haas Company .........................    12,147,000
                                                                 ------------
                                                                   30,147,000
                                                                 ------------
               Computer Software & Services 17.3%
    270,000     Accenture Ltd.(a) .............................     5,130,000
  1,500,000     American Management Systems, Incorporated(a) ..    28,665,000
    770,000     Convergys Corporation(a) ......................    14,999,600
    200,000     Peerless Systems Corporation(a) ...............       322,000
    590,000     SunGard Data Systems Inc.(a) ..................    15,623,200
  1,200,000     Unisys Corporation(a) .........................    10,800,000
    500,000     Wind River Systems, Inc.(a) ...................     2,505,000
                                                                 ------------
                                                                   78,044,800
                                                                 ------------
               Electronics 12.4%
    600,000     Analog Devices, Inc.(a) .......................    17,820,000
  1,350,000     Flextronics International Ltd.(a) .............     9,625,500
  1,120,000     Intel Corporation .............................    20,462,400
    330,000     Motorola, Inc. ................................     4,758,600
    500,000     Solectron Corporation(a) ......................     3,075,000
                                                                 ------------
                                                                   55,741,500
                                                                 ------------

               Energy 7.1%
    210,000     Kerr-McGee Corporation ........................    11,245,500
    250,000     Murphy Oil Corporation ........................    20,625,000
                                                                 ------------
                                                                   31,870,500
                                                                 ------------


                                      [8]

  Prin. Amt.
  or Shares                                                          Value
  ----------                                                         -----
               Health Care 2.9%
    410,000     Impath Inc.(a) ................................   $ 7,359,500
    100,000     Merck & Co., Inc. .............................     5,064,000
    150,000     Vical Incorporated(a) .........................       792,000
                                                                 ------------
                                                                   13,215,500
                                                                 ------------
               Insurance 12.7%
    200,000     Arch Capital Group Ltd.(a) ....................     5,630,000
     20,000     Everest Re Group Ltd. .........................     1,119,000
     50,000     PartnerRe Ltd. ................................     2,447,500
     70,000     The Plymouth Rock Company, Inc.
                  Class A(b)(c) ...............................    48,230,000
                                                                 ------------
                                                                   57,426,500
                                                                 ------------
               Manufacturing 6.0%
    300,000     ArvinMeritor, Inc. ............................     7,200,000
    560,400     Brady Corporation Class A .....................    19,614,000
                                                                 ------------
                                                                   26,814,000
                                                                 ------------
               Telecommunications 1.3%
    330,000     AT&T Wireless Services, Inc.(a) ...............     1,930,500
  1,100,000     Broadwing Inc.(a) .............................     2,860,000
    230,000     Genuity Inc.(a) ...............................       874,000
                                                                  -----------
                                                                    5,664,500
                                                                  -----------
               Transportation 0.8%
    533,757     Transport Corporation of America, Inc.
                  Class B(a)(b) ...............................     3,709,078
                                                                 ------------
               Miscellaneous 0.0%
                Grumman Hill Investments, L.P.(a)(c) ..........       178,000
                                                                 ------------
                  Total Portfolio Securities
                    (cost $193,662,460) .......................   388,153,298
                                                                 ------------


                                      [9]

  Prin. Amt.
  or Shares                                                          Value
  ----------                                                         -----
               SHORT-TERM INVESTMENTS 13.8%
$20,305,000     General Electric Capital Corp. 1.604%-1.623%
                   due 7/17/02-8/14/02 ........................  $ 20,274,572
 10,231,000     General Motors Acceptance Corp. 1.804%
                   due 7/24/02 ................................    10,219,234
  9,870,000     John Deere Credit Corp. 1.601%-1.854%
                   due 7/10/02 ................................     9,865,613
 22,020,000     Prudential Funding Corp. 1.473%-1.553%
                   due 7/31/02-8/21/02 ........................    21,980,482
                                                                 ------------
                      Total Short-Term Investments
                        (cost $62,339,901) ....................    62,339,901
                                                                 ------------
                      Total Investments
                        (cost $256,002,361) (100.0%) ..........   450,493,199
                      Cash, receivables and other assets
                        less liabilities (0.0%) ...............        64,772
                                                                 ------------
                      Net Assets (100%) .......................  $450,557,971
                                                                 ============
------------
(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [10]

                   NOTES TO FINANCIAL STATEMENTS-- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation -- Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other -- Security transactions are accounted for on the date the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Common Stock -- The Corporation repurchased 115,100 shares of its Common Stock in the first six months of 2002 at an average price of $24.13 per share representing an average discount from net asset value of 12.8%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock, available for optional stock distributions, or may be retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2002 (excluding short-term investments and U.S. Government securities), were $32,353,513 and $31,926,576, respectively. Purchases and sales of U.S. Government securities aggregated $21,845,171 and $21,940,774, respectively.

      As of June 30, 2002, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $224,553,383 and $30,062,545, respectively.

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2002 to officers and directors amounted to $513,000, of which $48,000 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2002.


                                      [11]

      NOTES TO FINANCIAL STATEMENTS-- continued (unaudited)

      5. Affiliates -- The Plymouth Rock Company, Inc. and Transport Corporation of America, Inc. are affiliates as defined in the Investment Company Act of 1940. The Corporation received dividends of $328,300 from affiliates during the six months ended June 30, 2002. Unrealized appreciation related to affiliates increased by $5,043,413 for the six months ended June 30, 2002 to $48,476,591.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2002 such investments had an aggregate value of $48,408,000, which was equal to 10.7% of the Corporation's net assets. Investments in restricted securities at June 30, 2002, including acquisition dates and cost, were:

              Company                   Shares          Security         Date Purchased       Cost
----------------------------------    ----------   -------------------    -------------    ----------
Grumman Hill Investments, L.P.                     Limited Partnership       9/11/85         $ 21,647
                                                      Interest

The Plymouth Rock                       70,000     Class A Common           12/15/82        1,500,000
   Company, Inc.                                      Stock                  6/9/84           699,986

      In general, the Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $4,032,581 for the six months ended June 30, 2002 to $46,186,367.


                                      [12]

                              FINANCIAL HIGHLIGHTS

                                             Six Mos.
                                               Ended
                                           June 30, 2002
                                            (Unaudited)   2001       2000       1999       1998       1997
                                            ----------    ----       ----       ----       ----       -----
Per Share Operating Performance
Net asset value, beginning of period ......  $ 28.54    $ 32.94    $ 35.05     $ 31.43   $ 29.97    $ 25.64
Net investment income* ....................      .09        .18        .32        .30        .34        .29
Net realized and unrealized gain (loss)
  on securities ...........................    (4.56)     (2.78)      1.92       5.96       3.11       6.51
                                            --------   --------   --------   --------   --------   --------
      Total from investment
        operations ........................    (4.47)     (2.60)      2.24       6.26       3.45       6.80
Less:
Dividends from net investment income**
    To Preference Stockholders ............       --         --         --        .04        .05        .05
    To Common Stockholders ................      .10        .22        .32        .26        .29        .34
Distributions from capital gains**
    To Common Stockholders ................      .00       1.03       4.03       2.34       1.65       2.08
                                            --------   --------   --------   --------   --------   --------
Return of Capital**
    To Common Stockholders ................       --        .55         --         --         --         --
      Total distributions .................      .10       1.80       4.35       2.64       1.99       2.47
                                            --------   --------   --------   --------   --------   --------
Net asset value, end of period ............    23.97   $  28.54   $  32.94   $  35.05    $ 31.43   $  29.97
                                            ========   ========   ========   ========   ========   ========
Per share market value,
  end of period ...........................  $ 21.19    $ 25.31    $ 28.25    $ 27.25    $ 24.38    $ 29.69
Total investment return,
  market(%) ...............................   (16.46)+    (2.42)     17.75      22.96     (11.57)     35.60
Total investment return, NAV(%) ...........   (15.66)+    (6.54)      7.02      31.79      13.75      26.08
Ratios/Supplemental Data:
Net assets, end of period(000) ............ $450,558   $539,839   $596,289   $590,656   $476,464   $434,423
Ratio of expenses to average net
  assets for Common(%) ....................      .38++      .45        .38        .45        .51        .54
Ratio of net investment income to
  average net assets for
  Common(%) ...............................      .61++      .60        .83        .89       1.09        .99
Portfolio turnover rate(%) ................    11.24+     10.32      13.54      12.06       6.21      10.92

-------------
 * Per-share data are based on the average number of Common Shares outstanding during the period.
** Computed on the basis of the Corporation's status as a  regulated  investment company" for Federal income tax purposes.
 + Not annualized.
++ Annualized, not necessarily indicative of full year ratio.

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [13]

--------------------------------------------------------------------------------

                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
  CENTRAL SECURITIES CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2002, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended June 30, 2002. These financial statements are the responsibility of the management of Central Securities Corporation.

      We have conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

      We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2001, and financial highlights for each of the five years in the period ended December 31, 2001, and in our report dated January 30, 2002 we expressed an unqualified opinion on those statements.

                                                     KPMG LLP
New York, NY
July 18, 2002

--------------------------------------------------------------------------------

                  ANNUAL MEETING OF STOCKHOLDERS -- (unaudited)

      The annual meeting of stockholders of the Corporation was held on March 13, 2002. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Donald G. Calder, 17,840,571 shares in favor, 148,767 shares withheld; Jay R. Inglis, 17,822,404 shares in favor, 166,934 shares withheld; Dudley D. Johnson, 17,841,873 shares in favor, 147,465 shares withheld; Wilmot H. Kidd, 17,778,875 shares in favor, 210,463 shares withheld; and C. Carter Walker, Jr., 17,836,456 shares in favor, 152,882 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2002 was ratified by the following vote of the holders of the Common Stock: 17,894,266 shares in favor, 36,645 shares against, 58,427 shares abstaining.


                                      [14]

                               BOARD OF DIRECTORS

DONALD G. CALDER                                     DUDLEY D. JOHNSON
     President                                           Chairman
     G. L. Ohrstrom & Co., Inc.                          Young & Franklin Inc.
     New York, NY                                        Liverpool, NY

JAY R. INGLIS                                        WILMOT H. KIDD
     Executive Vice President                            President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                       WILMOT H. KIDD, President
                       CHARLES N. EDGERTON, Vice President and Treasurer MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            www.centralsecurities.com

                       CUSTODIAN

                            UMB Bank, N. A.
                                P.O. Box 419226, Kansas City, MO 64141-6226

                       TRANSFER AGENT AND REGISTRAR

                            EquiServe Trust Company
                                P.O. Box 43069, Providence, RI 02940-3069
                                201-324-0313
                                www.equiserve.com

                       INDEPENDENT AUDITORS

                            KPMG LLP
                                757 Third Avenue, New York, NY 10017


                                      [15]